Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of activity in the company’s equity investments, at fair value - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Activity In The Company SEquity Investments At Fair Value Abstract
Balance, beginning of the year	$ 419,995
Additions	85,733	531,250
Sales	(171,407)	(359,843)
Unrealized gain	$ (221,309)	248,588
Balance, end of the year		$ 419,995